Contributed surplus (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Schedule of pre-funded warrant activity
Amount $

Balance – December 31, 2019 (recast – note 2)	6,676

Share-based compensation
Stock options vested	753
DSUs vested	401
Stock options exercised	(297)
DSUs redeemed	(132)
Warrants expired	251

Balance – December 31, 2020 (recast – note 2)	7,652

Share-based compensation
Stock options vested	1,738
DSUs vested	583
Stock options exercised	(171)
DSUs Redeemed	(432)

Balance – December 31, 2021	9,370

Share-based compensation
Stock options vested	1,580
DSUs vested	608
Warrants expired	2,350
Pre-funded warrants issued, net of costs	3,368
Pre-funded warrants exercised, net of costs	(562)
DSUs Redeemed	(116)
Balance – December 31, 2022	16,598

Schedule of pre-funded warrant activity
December 31 2022 #
Opening Balance	–
Granted	2,548,276
Exercised, net of issuance costs	(423,276)

2,125,000

Schedule of DSU activity
	December 31 2022	December 31 2021	December 31 2020
	#	#	#

Opening balance	53,688	42,915	36,062
Granted	132,725	32,515	14,757
Redeemed	(18,261)	(21,742)	(7,904)

Closing balance	168,152	53,688	42,915

Schedule of black-scholes valuation model and the following weighted average
	2022	2021	2020

Risk-free interest rate	2.14%	0.82%	1.00%
Exercise price	CAD$12.48	CAD$32.96	CAD$55.00
Market price	CAD$12.48	CAD$32.96	CAD$55.00
Expected volatility	77%	79%	71%
Expected dividend yield	–	–	–
Expected life (years)	7.0	7.0	4.2
Forfeiture rate	6%	4%	4%

Schedule of pre-funded warrant activity
	Number #		Weighted average exercise price $CAD
Issued and outstanding

Balance - December 31, 2019 (recast - note 2)	157,318		46.17

Granted	39,585		55.00
Exercised	(20,356	)1	24.24
Forfeited	(4,763)		68.03
Cancelled	(8,179)		68.52
Expired	–		–

Balance – December 31, 2020 (recast – note 2)	163,605		49.28
Granted	143,063		32.96
Exercised	(15,041	)1	23.68
Forfeited	(10,923)		44.65
Cancelled	(12,422)		38.36
Expired	(875)		23.68

Balance – December 31, 2021	267,407		42.77

Granted	452,356		12.49
Forfeited	(115,028)		20.52
Cancelled	(51,100)		55.81
Expired	(88,278)		44.85

Balance – December 31, 2022	465,357		17.01

[1]	Of the options exercised (2021 – 15,041; 2020 – 20,356), (2021 - 12,581; 2020 – 10,985) elected the cashless exercise, under which (2021 - 5,879; 2020 – 6,834) were issued. These options would have otherwise been exercisable for proceeds of (2021 – $235; 2020 – $180) on the exercise date. There were no options exercised in 2022.

Schedule of the following options were outstanding
	Options outstanding			Options exercisable
Exercise price range	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Number	Weighted average exercise price	Weighted average remaining contractual life (years)
$CAD	#	$CAD		#	$CAD

7.70 – 8.50	136,886	7.70	9.75	–	–	–
8.51 – 13.25	18,472	9.98	9.48	–	–	–
13.26 – 15.35	169,500	14.70	9.07	–	–	–
15.36 – 25.75	84,189	18.99	8.83	17,111	21.02	8.72
25.76 – 73.90	56,310	45.95	5.37	29,949	50.74	3.99

	465,357	17.01	8.80	47,060	39.93	5.71